Contents of Significant Accounts - Financial Assets at Fair Value through Profit or Loss - Additional Information (Detail) $ in Billions	Dec. 31, 2017 TWD ($)
Additional information [Abstract]
Amount to acquire remaining equity interest before September 2019	$ 15